Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of tax reconciliation

Tax reconciliation:

	2019	2020		2021
	EUR k	EUR k		EUR k
Loss before tax	(100,125)	(129,848)		(412,498)
Expected tax benefit (based on statutory tax rate of 29.48% in 2021 and 29.13% for 2020 and 2019)	29,162	37,818		121,584
Adjustments in respect of current income tax of previous years		18		0
Adjustments in respect of deferred income tax of previous years		160		0
Effects from Recognition or Non-Recognition of DTA through Equity		(1,012)		(581)
Effects of (Non-) Recognition of tax loss carryforwards recognized in prior years		(1,716)		0
Effects from differences between Group and local tax rates	8	8		(8)
Effects resulting from non-recognition of tax loss carryforwards	(22,836)	(30,168)		(114,999)
Effects resulting from non-recognition of DTA/DTL	—	(179)		(7,363)
Non-recognition of DTA for deductible temporary differences from SBP this year		(2,946)		0
Non-deductible expences for tax purposes				0
- Effects from non-deductible share-based-payments	(5,698)			0
- Effects from (additions / deductions) for local trade taxes	(191)	(63)		(176)
- Other non-deductible expenses / including "Zinsschranke"	(78)	(1,154)		(101)
Other effects	(114)	(39)		2,426
Effective tax benefit / (expense)	252	726		782

Schedule of Deferred taxes

Deferred taxes relate to the following:

	December 31, 2020	December 31, 2021
	EUR k	EUR k
Intangible assets	(4)	(5)
Property, plant and equipment	(1,075)	(2,136)
Right of use-assets	(8,458)	(9,420)
Other assets	(303)	(153)
Inventories	44	0
Trade Receivables	19	151
Contract assets	(235)	0
Other financial assets	—	0
Other current assets	(286)	1,215
Cash and cash equivalents	(2,091)	(308)
Assets	(8,207)	(10,656)
Share-based payments	—	—
Lease liabilities (non-current portion)	7,774	7,445
Financial liabilities / Convertible Loan	—	—
Other Non-current financial liabilities	53	0
Other non-current liabilities	(43)	(130)
Trade and other payables	434	(229)
Lease liabilities (current portion)	934	1,011
Other liabilities	(320)	22,237
Liabilities	8,830	30,334
Deferred Taxes on temporary differences	624	19,678
Non-Recognition of Deferred Tax Assets (DTA) on temporary differences	(1,391)	(19,881)
DTA on deductible temporary differences Share-based Payment	1,212	2,769
Deferred Taxes on loss carryforwards	—	294
Deferred Taxes Total	445	2,861

Schedule of unused tax losses carried forward

The following unused tax losses for which no deferred tax asset is recognized in the statement of financial position had been carried forward as of the end of the reporting periods:

Tax loss carryforwards	2019	2020	2021
	EUR k	EUR k	EUR k
Unused tax losses for corporate income tax	407,434	775,956	1,181,225
Unused tax losses for trade tax	405,123	773,165	1,176,844
Unused interest carryforward ("Zinsschranke")	—	3,627	2,879

Schedule of deductible temporary differences

The following deductible temporary differences for which no deferred tax asset is recognized in the statement of financial position had been carried forward as of the end of the reporting periods:

Deductible temporary differences	2019	2020	2021
	EUR k	EUR k	EUR k
Not recognized over P&L	—	109,272	163,607
Not recognized over equity	—	415,018	110,749